Note 8 - Credit Agreement (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Oct. 21, 2014	Dec. 31, 2013		Dec. 24, 2013
Note 8 - Credit Agreement (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 200,000,000			$ 120,000,000
Line of Credit Facility Additional Borrowings		125,000,000
Long-term Line of Credit	77,600,000		75,000,000	[1]
Line of Credit Facility, Commitment Fee Percentage	0.50%
Debt Covenant Total Adjusted Leverage Ratio Maximum	4.0
Debt Covenant Interest Coverage Ratio Minimum	3.0
Total Adjusted Leverage Ratio	0.94
Interest Coverage Ratio	9.14
Percentage of Cash on Hand of Borrowing Base	100.00%
Line of Credit Facility Minimum Extended Available Borrowing Capacity	5,000,000
Amount Borrowing Base Must Exceed Outstanding Balance of Working Capital Revolving Credit Facility	5,000,000
Calculated Borrowing Base Amount	65,300,000
Minimum [Member] | Base Rate [Member]
Note 8 - Credit Agreement (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 8 - Credit Agreement (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Maximum [Member] | Base Rate [Member]
Note 8 - Credit Agreement (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 8 - Credit Agreement (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.75%
London Interbank Offered Rate (LIBOR) [Member]
Note 8 - Credit Agreement (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.03%		3.14%
Debt, Weighted Average Interest Rate	0.255%		0.225%
Debt Instrument Weighted Average Margin Rate	2.77%		2.92%
Senior Secured Working Capital Revolving Credit Facility [Member]
Note 8 - Credit Agreement (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	15,300,000				65,000,000
Line of Credit Facility, Capacity Available for Trade Purchases	25,000,000	75,000,000
Senior Secured Acquisition Revolving Credit Facility [Member]
Note 8 - Credit Agreement (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					55,000,000
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases	89,700,000	125,000,000
Line of Credit Facility, Capacity Available for Trade Purchases	$ 97,400,000

[1]	Recast - Note 2